Others, Net	12 Months Ended
Dec. 31, 2011
Others, Net
Others, Net

16. Others, net

The following table summarizes the Group’s other income or expenses:

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Government financial incentives	9,437,000	25,083,207	41,019,039
Exchange loss	(1,298,050)	(5,802,680)	(7,994,077)
Expired game prepaid cards	-	-	10,647,183
Others	2,287,224	(4,099,017)	10,498,893

Total	10,426,174	15,181,510	54,171,038

Government financial incentives are financial benefit granted to certain enterprises by the municipal government to encourage business development in local area. These government financial incentives are calculated with reference to either the group companies’ taxable income or revenue, as the case may be. In order to be eligible for certain government financial incentives, the Group must meet a number of criteria, both financial and non-financial. In addition, the Group’s qualification is further subject to the discretion of the municipal government to immediately eliminate or reduce these financial incentives. As there is no further obligation for the Group to perform to encourage companies’ business development, government financial incentives are recognized as other income when received.